UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Russell B. Faucett
            -------------------------------------------------
 Address:   2001 Wilshire Blvd., Suite 401
            -------------------------------------------------
            Santa Monica, California 90403
            -------------------------------------------------

            -------------------------------------------------

 Form 13F File Number:  28 -  12082
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Russell B. Faucett
              -----------------------------------------------
 Title:
              -----------------------------------------------
 Phone:       (310) 264-4844
              -----------------------------------------------

Signature, Place, and Date of Signing:


   /s/ Russell B. Faucett    Santa Monica, California      October 12, 2007
-------------------------- ---------------------------- ------------------------
          [Signature]             [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                       ---------------------

Form 13F Information Table Entry Total:          8
                                       ---------------------

Form 13F Information Table Value Total:        76,528
                                       ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1            COLUMN 2      COLUMN 3     COLUMN 4              COLUMN 5          COLUMN 6             COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SHRS                                      VOTING AUTHORITY
                            TITLE OF                                OR PRN     SH/   PUT/    INVESTMENT        ----------------
   NAME OF ISSUER            CLASS        CUSIP        VALUE          AMT      PRN   CALL    DISCRETION     SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------


   BORDERS GROUP             COM       099709107      3,972,340    298,000     SH              Sole       298,000
------------------------------------------------------------------------------------------------------------------------------------

   ISHARES MSCI EAFE INDEX   COM       464287465      7,680,870     93,000     SH               Sole       93,000
------------------------------------------------------------------------------------------------------------------------------------

   ISHARES MSCI EMERGING
   MARKET                    COM       464287234      4,632,950     31,000     SH               Sole       31,000
------------------------------------------------------------------------------------------------------------------------------------

   ISHARES RUSSELL 2000
   INDEX FUND                COM       464287655     30,015,000    375,000     SH               Sole      375,000
------------------------------------------------------------------------------------------------------------------------------------

   ISHARES S&P SMALL
   CAP 600                   COM       464287804      6,486,750     93,000     SH               Sole       93,000
------------------------------------------------------------------------------------------------------------------------------------

   PIER ONE IMPORTS          COM       720279101      3,519,120    744,000     SH               Sole      744,000
------------------------------------------------------------------------------------------------------------------------------------

   RYDEX ETF TRUST S&P 500
   UNWEIGHTED                COM       78355W106     10,247,950    205,000     SH               Sole      205,000
------------------------------------------------------------------------------------------------------------------------------------

   STANDARD & POORS 400
   MID-CAP DEP RECEIPTS      COM       595635103      9,972,700     62,000     SH               Sole       62,000
------------------------------------------------------------------------------------------------------------------------------------




SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.